Expense Example - Teucrium xETFs 2x Long Daily BNB ETF - Teucrium xETFs 2x Long Daily BNB ETF Class	Apr. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	$ 594